Mexican Government Long-Term Notes Receivable And Other Assets	6 Months Ended
Jun. 30, 2021
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Mexican Government Long-Term Notes Receivable And Other Assets
NOTE 15. MEXICAN GOVERNMENT LONG-TERM NOTES RECEIVABLE AND OTHER ASSETS
A.   Long-term notes receivable
As of June 30, 2021 and December 31, 2020, the balance of long-term notes receivable was as follows:

	June 30, 2021		December 31, 2020
Promissory notes issued by the Mexican Government	Ps.	—	Ps.	—
Other long-term notes receivable (1)		858,648		886,827

Total long-term notes receivable	Ps.	858,648	Ps.	886,827

(1)	Mainly collection rights related to Value Added Tax from the non-recourse factoring contract between Pemex Logistics and Banco Mercantil del Norte, S.A.

On December 24, 2015, the
Secretaría de Hacienda y Crédito Público
(Ministry of Finance and Public Credit, or “SHCP”) published in the Official Gazette of the Federation the
Disposiciones de carácter general relativas a la asunción por parte del Gobierno Federal de obligaciones de pago de pensiones y jubilaciones a cargo de Petróleos Mexicanos y sus empresas productivas subsidiarias
(General provisions regarding the assumption by the Mexican Government of the payment obligations related to pensions and retirement plans of Petróleos Mexicanos and its productive state-owned subsidiaries). These regulations stated the terms, conditions, financing mechanisms and payment arrangements pursuant to which the SHCP would assume a portion of the payment obligations related to PEMEX’s pensions and retirement plans. An independent expert reviewed the calculation, the methodology used, the maturity profile and all of the information provided by PEMEX
.
In accordance with these provisions and prior to the completion of the independent expert’s review described above, on December 24, 2015, the Mexican Government issued in advance payment, through the SHCP, a Ps. 50,000,000 non-negotiable
promissory note due December 31, 2050 payable to Petróleos Mexicanos. The promissory note, which accrued interest at a rate of 6.93% per year, was recognized as a long-term note receivable in non-current
assets once the independent expert named by SHCP concluded its review.
On August 5, 2016, Petróleos Mexicanos received promissory notes issued by the Mexican Government at a discount value of Ps. 184,230,586 as of June 29, 2016, as part of the Mexican Government’s assumption of a portion of the payment liabilities related to Petróleos Mexicanos and Subsidiary Entities’ pensions and retirement plans, which notes were delivered in exchange for the Ps. 50,000,000 promissory notes issued to Petróleos Mexicanos on December 24, 2015. On August 15, 2016, Petróleos Mexicanos exchanged Ps. 47,000,000 of these promissory notes for short-term floating rate Mexican Government debt securities, known as
Bonos de Desarrollo del Gobierno Federal
(Development Bonds of the Mexican Government, or “BONDES D”). Petróleos Mexicanos then sold the BONDES D to Mexican development banks at market prices.
Petróleos Mexicanos recognized a Ps. 135,439,612 increase in equity as a result of the Ps. 184,230,586 of the promissory notes as of June 29, 2016, minus the Ps. 50,000,000 promissory note received by Petróleos Mexicanos on December 24, 2015, plus a Ps. 1,209,026 increase in the value of the promissory notes from June 29, 2016 to August 15, 2016, the date on which PEMEX received the promissory notes.
During the period from January 1 to November 19, 2020, PEMEX recorded Ps. 7,097,040 in accrued interests from these receivable promissory notes. This amount was recognized as financing income in the unaudited condensed consolidated interim statement of comprehensive income.
On March 31, 2020, Petróleos Mexicanos received the payment of promissory note No. 4 in the amount of Ps. 4,983,670 (Ps. 4,102,622 of principal and Ps. 881,048 of interest), which was transferred to the
Fideicomismo Fondo Laboral Pemex
(“FOLAPE”).
On November 19, 2020, Petróleos Mexicanos and the SHCP agreed to exchange 16 promissory notes in favor of Petróleos Mexicanos (notes 5 to 20) in a total amount of Ps. 128,656,192 for 18 series of Mexican Government local bonds (the “Government Bonds”). The resources from the Government Bonds will be exclusively transferred to the FOLAPE for the payments related to its pension and retirement plan obligations.
The roll-forward related to the promissory notes is as follows:

	For the year ended December 31, 2020 (i)
Balance at the beginning of the year	Ps.	126,534,822
Collected promissory notes		(4,102,622)
Accrued interests		7,097,040
Interests received from promissory notes		(881,048)
Reversal of (impairment) of the promissory notes		8,000
Exchange from promissory notes to Bonds		(128,656,192)

Balance at the end of the period	Ps.	—

(i)	Until November 19, 2020.

B
.
Government Bonds
As of June 30, 2021 and December 31, 2020, the balance of the Government Bonds (see Note
15-A),
included Government Bonds valued at amortized cost as follows:

	June 30, 2021		December 31, 2020
Government Bonds	Ps.	126,757,435	Ps.	129,549,519
Less: current portion of Government Bonds, net of expected credit losses (1)		15,973,436		18,036,557

Total long-term notes receivable Government Bonds	Ps.	110,783,999	Ps.	111,512,962

(1)	Includes an expected credit loss of Ps. 14,909.
As of November 19, 2020, the value of the Government Bonds was Ps. 128,786,611, and the liability was Ps. 95,597,610, resulting in a net active position of Ps. 33,189,001.
On November 20, 2020, Petróleos Mexicanos monetized the whole of the Government Bonds by entering into a three-year financial arrangement to partially raise an equivalent of Ps. 95,597,610 at an annual rate of 8.56275%, maturing November 24, 2023. Petróleos Mexicanos retains the risks, benefits and economic rights of the Government Bonds, which were delivered to a financial institution. Petróleos Mexicanos will continue to collect coupon and principal payments from the securities throughout the term of the transaction. Therefore, Petróleos Mexicanos recognizes the Government Bonds as restricted assets and recognizes short-term debt for the monetization. The resources from the Government Bonds will be transferred to the FOLAPE for payments related to its pension and retirement plan obligations.
During the period from January 1 to June 30, 2021, interest income generated by the Government Bonds amounted to Ps. 3,478,512 of which Petróleos Mexicanos received payments in the amount of Ps. 3,472,081. Interest income generated by the Government Bonds amounted to Ps. 2,103,099 during the period from November 20, 2020 to December 31, 2020. Petróleos Mexicanos received payments in the amount of Ps. 817,270, which were recognized as financial income in the consolidated statement of comprehensive income.
The Government Bonds consist of 18 series of development bonds (D Bonds, M Bonds and UDI Bonds) issued by the SHCP with maturities between 2021 and 2026, with a notional amount of Ps. 118,280,727 and Ps. 913,482 in UDIs.
As of June 30, 2021 and December 31, 2020, the fair value of the transferred assets was Ps.126,323,478 and Ps. 129,320,536, and the fair value of the associated liabilities was Ps. 97,014,650 and Ps. 95,630,214, resulting in a net position of Ps. 29,308,828 and Ps. 33,690,322.
As of June 30, 2021 and December 31, 2020, the recorded liability was Ps. 96,461,665 (Ps. 95,597,610 of principal and Ps. 864,055 of interest) and
Ps. 96,461,665 (Ps. 95,597,610 of principal and Ps. 864,055 of interest), respectively.
The roll-forward of the Mexican Bonds is as follows:

	June 30, 2021	December 31, 2020
Balance as of the beginning of the year	Ps. 129,549,519	—
Promissory notes value at the beginning of the exchange as of November 19, 2020	—	128,656,192
Financial income from the Exchange of promissory notes to Bonds	—	130,419

Initial value of Mexican Bonds	—	128,786,611
Accrued interests	3,478,512	2,103,099
Interests received from bonds	(3,472,081)	(817,270)
Impact of the valuation of bonds in UDIS	205,333	(505,339)
Amortized cost	(3,006,521)
Reversal ( Impairment) of bonds	2,673	(17,582)

Balance at the end of the period	Ps. 126,757,435	129,549,519

C .	Other assets
As of June 30,

2021 and December 31, 2020, the balance of other assets was as follows:

	June 30, 2021	December 31, 2020
Payments in advance (1)	Ps. 34,553,411	Ps. 5,223,679
Other (2)	1,816,743	1,680,934
Insurance	656,604	678,897

Total other assets	Ps. 37,026,758	Ps. 7,583,510

(1)	Mainly advance payments to contractors for the construction of the Dos Bocas refinery.
(2)
Includes restricted cash for Ps. 50,657 as of June 30, 2021, as a result of a cash retention ordered by the court in a commercial judgement promoted by OPCO Soluciones, S.A. de C.V. against PEMEX’s subsidiary company AGRO, due to lack of payment by this subsidiary company.